Leases (Tables)	9 Months Ended
Sep. 30, 2024
Leases [Abstract]
Summary of Cash Flow Information Related to Operating Leases
Supplemental balance sheet and cash flow information related to operating leases is as follows (in thousands):

	As of September 30, 2024	As of December 31, 2023
Total operating lease right-of-use asset, net	$4,450	$7,130
Short-term operating lease liabilities	917	3,157
Long-term operating lease liabilities	3,753	4,420
Total operating lease liabilities	$4,670	$7,577
Operating lease costs	$1,805	$3,201
Supplemental cash flow information related to leases was as follows (in thousands):

	Nine months ended	Nine months ended
	September 30, 2024	September 30, 2023
Cash paid for amounts included in the measurement of operating lease liabilities	$1,793	$2,547
Right-of-use assets obtained in exchange for new lease obligations	$—	$—
Net decrease to operating lease ROU assets resulting from remeasurements of lease obligations	$1,050	$—